UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

The Growth Fund of America

[photo of two hands on a piano keyboard]

Semi-annual report for the six months ended February 29, 2008

The Growth Fund of America® invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–4.99%	13.25%	8.66%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.64%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

Fellow shareholders:

[photo of two hands on a piano keyboard]

The U.S. economy slowed and stock markets declined during the past six months ended February 29, 2008. The U.S. subprime mortgage crisis spread from the housing industry to financial companies and banks around the world. Market turbulence was driven by significant losses by many large financial companies and hedge funds and a tightening of credit for small and large borrowers. In an attempt to boost the economy, the Federal Reserve lowered the federal funds rate during the period from 5.25% to 3.0%.

In this troubled environment, The Growth Fund of America (GFA) posted a total return of –4.8%. As the table below shows, GFA’s total return exceeded the –8.8% total return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of primarily large U.S. stocks. Although we are not satisfied to show a loss for the period, we are a little gratified that the fund outpaced the S&P 500 and three of our four Lipper peer indexes in these rough conditions.

[Begin Sidebar]
Results at a glance

Total returns for periods ended February 29, 2008, with all distributions reinvested

			Average annual
	Six-month	1 year	5 years	Lifetime*

The Growth Fund of America	–4.8%	3.6%	15.0%	15.0%
Standard & Poor’s 500 Composite Index†	–8.8	–3.6	11.6	11.5
Lipper Capital Appreciation Funds Index	–0.7	7.2	14.4	11.7
Lipper Growth Funds Index	–8.7	–3.0	10.7	10.4
Lipper Multi-Cap Core Funds Index	–8.2	–3.4	12.9	11.1
Lipper Multi-Cap Growth Funds Index	–6.6	0.3	13.2	11.4

*Since Capital Research and Management Company began managing the fund on December 1, 1973.
† Unmanaged.
[End Sidebar]

For the past 12 months ended February 29, 2008, GFA posted a total return of 3.6% while the S&P 500 showed a loss of 3.6%. The fund also exceeded three of its four Lipper peer indexes. Over the longer periods, GFA has continued to outpace the general market and fund’s peer indexes by significant margins.

Investment results analysis

Materials and metals companies, agricultural producers and energy exploration and production businesses made significant contributions during the six-month period. Their growth was partially the result of growing demand for their products in developing countries such as China, India, Brazil and Russia, which helped the prices of underlying commodities to rise. Among the largest gainers were fertilizer manufacturer Potash Corporation of Saskatchewan (79.4%) and EOG Resources (76.6%), an oil and gas exploration and production company.

A wide-ranging collection of other companies helped. Contributors among our 10 largest holdings included Berkshire Hathaway, the fund’s eighth largest with interests in insurance and reinsurance (18.3%), Roche Holding, the fund’s third largest and a world leader in pharmaceuticals (12.9%) and Nokia, our fifth largest and a leading cell phone and network infrastructure concern (9.4%).

Telecommunications services and consumer discretionary stocks like retailing hurt results. Sprint Nextel, a wireless telecommunications company, declined 62.4% because it has been losing market share, suffering disappointing results and undergoing management change. Two of the nation’s largest retailers lost ground because of fears of a weakening U.S. economy and the housing industry slump. They are Target, our ninth-largest holding which operates the second-largest chain of discount stores in the United States (–20.2%) and Lowe’s, our tenth-largest, which is among America’s largest do-it-yourself home improvement retailers (–22.8%).

Many financial service companies, mortgage finance companies, banks, and savings and loans in the U.S. and worldwide have been seriously affected by the meltdown in the subprime mortgage industry and credit markets in general. Securitization (the packaging of hundreds of individual mortgage loans into securities to be sold to investors around the world) spread the risk to many parties, but added complexity and clearly did not make the risk disappear. Many companies also used 90-day commercial paper to finance the 30-year mortgages, adding potential hazard to the transactions. The difficulties of the subprime mortgage industry have accelerated in the past six months and helped lead to a credit crunch inside and outside the U.S.

While any exposure to the financials sector of the stock market was harmful to results during the past six months, we are pleased that GFA had a relatively small position in financials (7.8% of net assets at the beginning of the current fiscal year on August 31, 2007, compared with 20.1% in the S&P 500).

Looking ahead

Will the troubles of Wall Street spread to Main Street? We are in a period where risk and credit are being repriced and financial markets are in some turmoil. While that will cause a decline in liquidity and available capital in the short run, it should be healthy in the long run. It is not clear at this time whether the credit crunch and the housing industry slump will cause a recession in the U.S. or globally. We will be carefully monitoring conditions in the coming months with our global network of investment analysts.

We believe high volatility will continue in the stock market in the months ahead. We hope to use volatility to our advantage as long-term investors by buying stocks on price dips that we find attractive. Our research-driven approach with a long-term perspective should serve us well in this uncertain market.

Our advice to shareholders is to stay on the long-term investment plan that you have carefully worked out with your financial adviser. We welcome our new shareholders and thank our long-term investors for their continuing support of The Growth Fund of America.

Cordially,

/s/ James F. Rothenberg
James F. Rothenberg
Vice Chairman of the Board

/s/ Donald D. O’Neal
Donald D. O’Neal
President

April 10, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, February 29, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry Sector Diversification	Percent of net assets

Information technology	19.36%
Energy	13.79
Consumer discretionary	10.84
Health care	10.71
Financials	8.00
Other industries	25.50
Convertible securities	0.40
Bonds & notes	0.07
Short-term & other assets less liabilities	11.33
[end pie chart]

Largest Equity Holdings	Percent of net assets

Google	2.20%
Schlumberger	2.17
Roche	1.93
Cisco Systems	1.89
Nokia	1.89
Oracle	1.77
Microsoft	1.76
Berkshire Hathaway	1.46
Target	1.29
Lowe's	1.27

	Shares	Market	Percent
		value	of net
Common stocks - 88.20%		(000)	assets

Information technology - 19.36%
Google Inc., Class A (1)	8,502,500	$4,006,208	2.20%
Cisco Systems, Inc. (1)	140,853,500	3,432,600	1.89
Nokia Corp. (ADR)	48,697,174	1,753,585
Nokia Corp. (2)	46,628,000	1,678,221	1.89
Oracle Corp. (1)	171,433,700	3,222,954	1.77
Microsoft Corp.	117,815,000	3,206,924	1.76
Yahoo! Inc. (1)	64,738,000	1,798,422	.99
Apple Inc. (1)	11,344,970	1,418,348	.78
International Business Machines Corp.	10,095,000	1,149,417	.63
Samsung Electronics Co., Ltd. (2)	1,559,169	915,672	.50
Texas Instruments Inc.	27,699,000	829,862	.46
Intel Corp.	38,270,000	763,486	.42
Other securities		11,049,933	6.07
		35,225,632	19.36

Energy - 13.79%
Schlumberger Ltd.	45,614,440	3,943,368	2.17
Suncor Energy Inc.	18,451,161	1,908,870	1.06
EOG Resources, Inc. (3)	15,934,900	1,896,094	1.04
Devon Energy Corp.	17,759,900	1,824,297	1.00
Baker Hughes Inc. (3)	20,304,100	1,366,263	.75
Transocean Inc. (1)	8,907,514	1,251,595	.69
BG Group PLC (2)	46,516,737	1,096,068	.60
Occidental Petroleum Corp.	11,330,000	876,602	.48
Canadian Natural Resources, Ltd.	11,195,000	841,650	.46
CONSOL Energy Inc. (3) (4)	7,400,000	562,252
CONSOL Energy Inc. (3)	3,456,400	262,617	.45
Other securities		9,254,077	5.09
		25,083,753	13.79

Consumer discretionary - 10.84%
Target Corp. (3)	44,784,502	2,356,113	1.29
Lowe's Companies, Inc. (3)	96,114,400	2,303,862	1.27
Time Warner Inc.	106,794,000	1,667,054	.92
News Corp., Class A	62,134,800	1,143,902	.63
Carnival Corp., units	25,749,180	1,013,230	.56
Best Buy Co., Inc. (3)	22,663,400	974,753	.54
McDonald's Corp.	17,116,200	926,158	.51
Las Vegas Sands Corp. (1)	9,608,121	800,356	.44
Other securities		8,528,911	4.68
		19,714,339	10.84

Health care - 10.71%
Roche Holding AG (2)	17,890,000	3,512,266	1.93
Medtronic, Inc.	38,569,000	1,903,766	1.05
UnitedHealth Group Inc.	32,725,000	1,521,058	.84
Eli Lilly and Co.	24,220,000	1,211,484	.67
Genentech, Inc. (1)	14,330,000	1,085,498	.60
Gilead Sciences, Inc. (1)	20,920,000	989,934	.54
Stryker Corp.	13,274,400	864,296	.47
Other securities		8,389,616	4.61
		19,477,918	10.71

Financials - 8.00%
Berkshire Hathaway Inc., Class A (1)	18,950	2,653,000	1.46
Citigroup Inc.	66,185,600	1,569,261	.86
Fannie Mae (3)	52,203,870	1,443,437	.79
American International Group, Inc.	29,475,200	1,381,208	.76
Freddie Mac	27,786,050	699,653	.39
Other securities		6,808,902	3.74
		14,555,461	8.00

Industrials - 6.90%
General Electric Co.	63,830,000	2,115,326	1.16
United Parcel Service, Inc., Class B	18,383,500	1,291,257	.71
Caterpillar Inc.	16,166,000	1,169,287	.64
Boeing Co.	12,400,000	1,026,596	.57
General Dynamics Corp.	11,641,400	952,849	.52
FedEx Corp.	9,730,000	857,505	.47
Other securities		5,139,243	2.83
		12,552,063	6.90

Consumer staples - 6.71%
Altria Group, Inc.	28,536,700	2,087,174	1.15
PepsiCo, Inc.	23,800,000	1,655,528	.91
Archer Daniels Midland Co. (3)	36,118,767	1,628,956	.90
Coca-Cola Co.	27,405,000	1,602,096	.88
Walgreen Co.	28,341,100	1,034,734	.57
Other securities		4,189,487	2.30
		12,197,975	6.71

Materials - 5.42%
Barrick Gold Corp.	32,175,000	1,671,491	.92
Syngenta AG (1) (2) (3)	5,200,000	1,490,714	.82
Potash Corp. of Saskatchewan Inc.	7,218,500	1,147,020	.63
Newmont Mining Corp.	16,898,000	864,671	.48
Other securities		4,695,451	2.57
		9,869,347	5.42

Telecommunications - 1.31%
Sprint Nextel Corp., Series 1 (3)	180,002,450	1,279,817	.70
Other securities		1,112,481	.61
		2,392,298	1.31

Utilities - 0.40%
Other securities		727,849	.40

Miscellaneous - 4.76%
Other common stocks in initial period of acquisition		8,657,265	4.76

Total common stocks (cost: $132,993,102,000)		160,453,900	88.20

Preferred stocks - 0.00%
Other - 0.00%
Other securities		583	.00

Total preferred stocks (cost: $21,000,000)		583	.00

Convertible securities - 0.40%

Financials - 0.27%
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares (2) (4)	5,140,000	255,715
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred (2) (4)	3,750,000	186,562
Citigroup Inc., Series T, 6.50% convertible preferred depositary shares	1,120,000	55,720	.27
		497,997	.27

Miscellaneous - 0.13%
Other convertible securities in initial period of acquisition		228,383	.13

Total convertible securities (cost: $731,675,000)		726,380	.40

Bonds & notes - 0.07%

Other - 0.07%
Other securities		117,477	.07

Total bonds & notes (cost: $189,718,000)		117,477	.07

	Principal
	amount
Short-term securities - 11.12%	(000)

Federal Home Loan Bank 2.37%-4.86% due 3/5-9/15/2008	$4,313,695	4,289,441	2.36
U.S. Treasury Bills 2.035%-4.181% due 3/6-7/31/2008	4,161,350	4,146,874	2.28
Freddie Mac 2.45%-4.633% due 3/3-9/9/2008	3,522,351	3,504,501	1.93
Fannie Mae 2.55%-4.30% due 3/4-6/20/2008 (3)	2,286,191	2,276,941	1.25
General Electric Capital Services, Inc. 2.85%-4.61% due 4/8-6/18/2008	216,700	215,297
Edison Asset Securitization LLC 2.93%-3.83% due 3/25-6/9/2008 (5)	152,301	151,411
General Electric Co. 4.13%-4.52% due 3/24-3/28/2008	100,000	99,767
General Electric Capital Corp. 4.61% due 4/4/2008	50,000	49,853	.28
Coca-Cola Co. 2.67%-4.25% due 3/4-5/16/2008 (5)	445,300	443,361	.24
CAFCO, LLC 3.12%-3.19% due 4/4-5/6/2008	150,000	149,359
Ciesco LLC 3.24% due 4/4-5/6/2008 (5)	35,000	34,806	.10
Medtronic Inc. 2.75%-2.80% due 4/10-4/29/2008 (5)	102,100	101,705	.06
NetJets Inc. 2.75%-3.75% due 3/4-4/29/2008 (5)	51,400	51,217	.03
Other securities		4,720,052	2.59

Total short-term securities (cost: $20,212,690,000)		20,234,585	11.12

Total investment securities (cost: $154,148,185,000)		181,532,925	99.79
Other assets less liabilities		385,002	.21

Net assets		$181,917,927	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended February 29, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend and interest income '(000)	Market value of affiliates at 2/29/2008 '(000)

Fannie Mae, short-term securities	$709,727,000	$4,471,923,000	$2,895,459,000	$2,286,191,000	$45,558	$2,276,941
Fannie Mae	50,524,700	6,109,170	4,430,000	52,203,870	46,009	1,443,437
Target Corp.	45,484,502	2,000,000	2,700,000	44,784,502	12,638	2,356,113
Lowe's Companies, Inc.	96,114,400	-	-	96,114,400	15,378	2,303,862
Lowe's Companies, Inc., short-term securities	$20,000,000	$22,600,000	$42,600,000	$-	109	-
EOG Resources, Inc.	15,885,000	49,900	-	15,934,900	2,859	1,896,094
Archer Daniels Midland Co.	13,000,000	23,118,767	-	36,118,767	6,832	1,628,956
Syngenta AG (1)	5,200,000	-	-	5,200,000	-	1,490,714
Baker Hughes Inc.	17,606,800	2,961,300	264,000	20,304,100	4,894	1,366,263
Sprint Nextel Corp., Series 1	130,289,950	49,712,500	-	180,002,450	7,263	1,279,817
Best Buy Co., Inc.	22,663,400	-	-	22,663,400	5,892	974,753
CONSOL Energy Inc. (4)	7,400,000	-	-	7,400,000	1,480	562,252
CONSOL Energy Inc.	3,456,400	-	-	3,456,400	691	262,617
USX Corp.	7,230,709	2,377,000	2,650,709	6,957,000	2,568	754,487
Kohl's Corp. (1)	12,900,000	3,000,000	-	15,900,000	-	706,596
Qwest Communications International Inc.	114,418,000	7,000,000	-	121,418,000	4,857	655,657
Linear Technology Corp.	19,850,000	-	-	19,850,000	7,742	550,043
KLA-Tencor Corp.	12,940,000	-	-	12,940,000	3,882	543,609
Newfield Exploration Co. (1)	8,264,800	-	-	8,264,800	-	457,705
Intuit Inc. (1)	16,825,000	-	-	16,825,000	-	446,872
Liberty Media Holding Corp., Liberty Interactive, Series A (1)	23,792,500	15,421,100	8,096,100	31,117,500	-	446,847
BJ Services Co.	17,475,000	273,800	1,500,000	16,248,800	1,760	421,494
Maxim Integrated Products, Inc.	15,140,000	1,885,000	-	17,025,000	6,384	311,047
Kerry Group PLC, Class A	8,965,824	-	-	8,965,824	775	282,031
CarMax, Inc. (1)	12,600,000	1,000,000	-	13,600,000	-	249,696
Harman International Industries, Inc.	1,481,900	2,597,000	-	4,078,900	102	168,051
Williams-Sonoma, Inc.	4,605,000	1,315,000	-	5,920,000	1,157	138,291
Patriot Coal Corp. (1)	-	1,658,000	-	1,658,000	-	89,035
Advanced Micro Devices, Inc. (1) (6)	32,240,000	-	19,500,000	12,740,000	-	-
Altera Corp.(6)	23,950,000	-	14,067,350	9,882,650	1,361	-
Analog Devices, Inc.(6)	18,146,666	-	10,136,366	8,010,300	2,545	-
Bunge Ltd.(6)	7,250,000	450,000	4,200,000	3,500,000	1,845	-
Carnival Corp., units (6)	31,600,000	-	5,850,820	25,749,180	21,990	-
International Game Technology (6)	16,800,000	-	2,985,899	13,814,101	4,704	-
Robert Half International Inc.(6)	8,310,000	-	369,200	7,940,800	1,745	-
Sealed Air Corp.(6)	9,271,200	83,100	4,595,400	4,758,900	1,757	-
Southwest Airlines Co.(6)	43,578,877	-	12,189,877	31,389,000	337	-
Xilinx, Inc. (6)	22,700,000	-	8,800,000	13,900,000	4,291	-
					$219,405	$24,063,280

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $22,390,965,000.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$67,784	$562,252	.31%
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares	1/15/2008	257,000	255,715	.14
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	187,500	186,562	.10

Other restricted securities		21,162	583	.00

Total restricted securities		$533,446	$1,005,112	.55%

(5) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,537,050,000, which represented 1.94% of the net assets of the fund.

(6) Unaffiliated issuer at 2/29/2008.

ADR = American Depositary Receipts

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 29, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $130,674,451)	$157,469,645
Affiliated issuers (cost: $23,473,734)	24,063,280	$181,532,925
Cash		471
Receivables for:
Sales of investments	895,010
Sales of fund's shares	649,849
Dividends and interest	215,859	1,760,718
		183,294,114
Liabilities:
Payables for:
Purchases of investments	730,762
Repurchases of fund's shares	476,466
Investment advisory services	34,726
Services provided by affiliates	130,149
Directors' deferred compensation	2,870
Other	1,214	1,376,187
Net assets at February 29, 2008		$181,917,927

Net assets consist of:
Capital paid in on shares of capital stock		$151,264,145
Undistributed net investment income		235,048
Undistributed net realized gain		3,034,049
Net unrealized appreciation		27,384,685
Net assets at February 29, 2008		$181,917,927

Total authorized capital stock - 7,500,000 shares, $.001 par value (5,770,537 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$84,696,836	2,667,175	$31.76
Class B	6,981,454	227,733	30.66
Class C	10,599,384	347,332	30.52
Class F	25,042,337	793,776	31.55
Class 529-A	2,797,504	88,491	31.61
Class 529-B	522,488	16,967	30.79
Class 529-C	866,093	28,135	30.78
Class 529-E	144,800	4,612	31.40
Class 529-F	85,218	2,699	31.57
Class R-1	456,129	14,772	30.88
Class R-2	2,736,211	88,297	30.99
Class R-3	13,952,961	446,088	31.28
Class R-4	17,712,685	561,926	31.52
Class R-5	15,323,827	482,534	31.76
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $33.70 and $33.54, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 29, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $12,787; also includes
$173,738 from affiliates)	$1,206,689
Interest (
also includes
$45,667 from affiliates)	480,170	$1,686,859

Fees and expenses(*):
Investment advisory services	251,663
Distribution services	315,014
Transfer agent services	54,053
Administrative services	64,502
Reports to shareholders	2,671
Registration statement and prospectus	2,115
Postage, stationery and supplies	6,086
Directors' compensation	153
Auditing and legal	54
Custodian	2,527
State and local taxes	1
Other	167
Total fees and expenses before reimbursements/waivers	699,006
Less reimbursements/waivers of fees and expenses:
Investment advisory services	25,166
Total fees and expenses after reimbursements/waivers		673,840
Net investment income		1,013,019

Net realized gain and unrealized
depreciation on investments
and currency:
Net realized gain (loss) on:
Investments (including $337,148 net loss from affiliates)	5,811,864
Currency transactions	(1,593)	5,810,271
Net unrealized depreciation on:
Investments	(16,271,003)
Currency translations	(30)	(16,271,033)
Net realized gain and
unrealized depreciation
on investments and currency		(10,460,762)
Net decrease in net assets resulting
from operations		$(9,447,743)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended February 29,	August 31,
	2008 *	2007
Operations:
Net investment income	$1,013,019	$1,409,549
Net realized gain on investments and
currency transactions	5,810,271	10,238,287
Net unrealized (depreciation) appreciation
on investments and currency translations	(16,271,033)	13,658,822
Net (decrease) increase in net assets
resulting from operations	(9,447,743)	25,306,658

Dividends and distributions paid to
shareholders:
Dividends from net investment income	(1,750,440)	(1,161,226)

Distributions from net realized gain
on investments	(11,006,086)	(5,227,303)
Total dividends and distributions paid
to shareholders	(12,756,526)	(6,388,529)

Net capital share transactions	18,212,971	19,924,752

Total (decrease) increase in net assets	(3,991,298)	38,842,881

Net assets:
Beginning of period	185,909,225	147,066,344
End of period (including
undistributed
net investment income: $235,048 and $972,469, respectively)	$181,917,927	$185,909,225

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                      unaudited

1.	Organization and significant accounting policies

Organization – The Growth Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to taxes in those countries. The fund records a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities. For the six months ended February 29, 2008, there were no non-U.S. taxes paid on realized gains. As of February 29, 2008, non-U.S. taxes provided on unrealized gains were $88,000.

3.	Federal Income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 29, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; cost of investments sold; short-term capital gains and losses; and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the six months ended February 29, 2008, the fund reclassified $200,000,000 from undistributed net realized gain to capital paid in on shares of capital stock to align financial reporting with tax reporting.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2007, the fund had tax basis undistributed ordinary income of $1,015,987,000, currency loss deferrals (realized during the period November 1, 2006, through August 31, 2007) of $14,906,000 and undistributed long-term capital gain of $8,503,536,000.

As of February 29, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$39,026,577
Gross unrealized depreciation on investment securities	(11,736,444)
Net unrealized appreciation on investment securities	27,290,133
Cost of investment securities	154,242,792

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended February 29, 2008			Year ended August 31, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$903,273	$5,171,251	$6,074,524	$671,779	$2,697,906	$3,369,685
Class B	21,976	447,565	469,541	8,977	242,027	251,004
Class C	32,443	672,744	705,187	12,202	331,416	343,618
Class F	273,603	1,522,731	1,796,334	174,938	659,692	834,630
Class 529-A	27,787	163,685	191,472	17,863	71,741	89,604
Class 529-B	1,234	32,345	33,579	328	15,487	15,815
Class 529-C	2,308	52,567	54,875	790	23,228	24,018
Class 529-E	1,036	8,617	9,653	641	3,887	4,528
Class 529-F	1,001	4,939	5,940	590	1,951	2,541
Class R-1	1,728	26,559	28,287	831	9,899	10,730
Class R-2	9,503	169,692	179,195	3,222	79,120	82,342
Class R-3	108,674	838,177	946,851	64,602	360,175	424,777
Class R-4	181,296	1,061,860	1,243,156	113,639	456,380	570,019
Class R-5	184,578	833,354	1,017,932	90,824	274,394	365,218
Total	$1,750,440	$11,006,086	$12,756,526	$1,161,226	$5,227,303	$6,388,529

4.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.50% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended February 29, 2008, total investment advisory services fees waived by CRMC were $25,166,000. As a result, the fee shown on the accompanying financial statements of $251,663,000, which was equivalent to an annualized rate of 0.266%, was reduced to $226,497,000, or 0.239% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below/on the following page:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted. below/on the following page In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 29, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above/on the previous page for the six months ended February 29, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$107,387	$50,205	Not applicable	Not applicable	Not applicable
Class B	37,530	3,848	Not applicable	Not applicable	Not applicable
Class C	55,922	Included in administrative services	$7,225	$1,018	Not applicable
Class F	32,554		12,395	974	Not applicable
Class 529-A	2,791		1,306	201	$ 1,413
Class 529-B	2,713		251	68	271
Class 529-C	4,398		406	99	440
Class 529-E	368		68	10	74
Class 529-F	-		39	6	43
Class R-1	2,213		273	54	Not applicable
Class R-2	10,726		2,116	2,670	Not applicable
Class R-3	35,556		10,253	2,081	Not applicable
Class R-4	22,856		13,501	172	Not applicable
Class R-5	Not applicable		7,009	65	Not applicable
Total	$315,014	$54,053	$54,843	$7,418	$2,241

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $153,000, shown on the accompanying financial statements, includes $184,000 in current fees (either paid in cash or deferred) and a net decrease of $31,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales *		Reinvestments of dividends and distributions		Repurchases *		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months February 29, 2008
Class A	$6,227,476	178,588	$5,849,230	175,074	$(7,133,272)	(206,114)	$4,943,434	147,548
Class B	243,662	7,233	450,164	13,937	(457,273)	(13,738)	236,553	7,432
Class C	938,247	27,939	671,982	20,902	(810,086)	(24,483)	800,143	24,358
Class F	4,194,926	121,170	1,440,956	43,415	(2,897,254)	(85,189)	2,738,628	79,396
Class 529-A	312,544	9,046	191,441	5,756	(97,049)	(2,812)	406,936	11,990
Class 529-B	33,034	981	33,577	1,035	(15,743)	(473)	50,868	1,543
Class 529-C	102,534	3,045	54,865	1,691	(38,101)	(1,137)	119,298	3,599
Class 529-E	14,836	432	9,649	292	(5,465)	(159)	19,020	565
Class 529-F	13,774	399	5,939	179	(4,928)	(144)	14,785	434
Class R-1	119,691	3,537	28,116	864	(46,707)	(1,384)	101,100	3,017
Class R-2	527,891	15,536	179,008	5,483	(456,697)	(13,507)	250,202	7,512
Class R-3	2,916,596	84,701	945,367	28,717	(1,872,261)	(54,831)	1,989,702	58,587
Class R-4	3,525,816	101,660	1,243,079	37,487	(2,746,235)	(79,874)	2,022,660	59,273
Class R-5	4,806,227	136,978	1,010,318	30,258	(1,296,903)	(37,270)	4,519,642	129,966
Total net increase
(decrease)	$23,977,254	691,245	$12,113,691	365,090	$(17,877,974)	(521,115)	$18,212,971	535,220

Year ended August 31, 2007
Class A	$12,042,117	354,674	$3,248,280	98,314	$(13,722,764)	(403,123)	$1,567,633	49,865
Class B	560,940	17,121	240,853	7,522	(861,237)	(26,160)	(59,444)	(1,517)
Class C	2,022,398	61,894	327,997	10,282	(1,420,162)	(43,287)	930,233	28,889
Class F	8,109,384	240,075	680,031	20,701	(3,424,868)	(100,887)	5,364,547	159,889
Class 529-A	553,119	16,344	89,592	2,722	(151,259)	(4,441)	491,452	14,625
Class 529-B	65,970	2,000	15,814	492	(24,822)	(749)	56,962	1,743
Class 529-C	189,186	5,735	24,011	746	(63,430)	(1,907)	149,767	4,574
Class 529-E	28,305	843	4,528	138	(10,408)	(309)	22,425	672
Class 529-F	25,527	754	2,541	77	(6,712)	(198)	21,356	633
Class R-1	183,664	5,554	10,675	331	(67,150)	(2,015)	127,189	3,870
Class R-2	972,347	29,252	82,234	2,541	(683,601)	(20,464)	370,980	11,329
Class R-3	5,268,904	156,917	424,134	13,002	(3,060,192)	(91,197)	2,632,846	78,722
Class R-4	6,509,287	193,101	569,783	17,361	(3,508,429)	(103,586)	3,570,641	106,876
Class R-5	5,996,052	176,021	360,877	10,926	(1,678,764)	(49,027)	4,678,165	137,920
Total net increase
(decrease)	$42,527,200	1,260,285	$6,081,350	185,155	$(28,683,798)	(847,350)	$19,924,752	598,090

* Includes exchanges between share classes of the fund.

6.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $28,010,634,000 and $27,350,658,000, respectively, during the six months ended February 29, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income (loss) to average net assets (4)
Class A:
Six months ended 2/29/2008	(5)	$35.77	$.21		$(1.80)	$(1.59)	$(.36)	$(2.06)	$(2.42)	$31.76	(4.79)%	$84,697	.63%	(6)	.61%	(6)	1.18%	(6)
Year ended 8/31/2007		31.93	.32		4.89	5.21	(.27)	(1.10)	(1.37)	35.77	16.69	90,125	.64		.62		.94
Year ended 8/31/2006		29.51	.28		2.56	2.84	(.19)	(.23)	(.42)	31.93	9.66	78,854	.65		.63		.89
Year ended 8/31/2005		24.43	.21		4.96	5.17	(.09)	-	(.09)	29.51	21.20	67,793	.68		.66		.76
Year ended 8/31/2004		22.49	.05		1.90	1.95	(.01)	-	(.01)	24.43	8.65	52,432	.70		.70		.20
Year ended 8/31/2003		18.57	.06		3.88	3.94	(.02)	-	(.02)	22.49	21.23	41,267	.76		.76		.28
Class B:
Six months ended 2/29/2008	(5)	34.48	.07		(1.73)	(1.66)	(.10)	(2.06)	(2.16)	30.66	(5.14)	6,981	1.39	(6)	1.36	(6)	.42	(6)
Year ended 8/31/2007		30.83	.06		4.73	4.79	(.04)	(1.10)	(1.14)	34.48	15.82	7,596	1.39		1.36		.20
Year ended 8/31/2006		28.55	.04		2.47	2.51	-	(.23)	(.23)	30.83	8.80	6,839	1.40		1.38		.14
Year ended 8/31/2005		23.73	-	(7)	4.82	4.82	-	-	-	28.55	20.31	6,098	1.43		1.41		.01
Year ended 8/31/2004		22.00	(.13)		1.86	1.73	-	-	-	23.73	7.86	4,788	1.44		1.44		(.55)
Year ended 8/31/2003		18.28	(.09)		3.81	3.72	-	-	-	22.00	20.35	3,490	1.53		1.53		(.49)
Class C:
Six months ended 2/29/2008	(5)	34.34	.06		(1.72)	(1.66)	(.10)	(2.06)	(2.16)	30.52	(5.16)	10,599	1.43	(6)	1.40	(6)	.38	(6)
Year ended 8/31/2007		30.73	.05		4.70	4.75	(.04)	(1.10)	(1.14)	34.34	15.74	11,091	1.45		1.42		.14
Year ended 8/31/2006		28.47	.02		2.47	2.49	-	(.23)	(.23)	30.73	8.75	9,036	1.47		1.44		.07
Year ended 8/31/2005		23.68	(.01)		4.80	4.79	-	-	-	28.47	20.23	7,054	1.48		1.46		(.05)
Year ended 8/31/2004		21.96	(.14)		1.86	1.72	-	-	-	23.68	7.83	4,814	1.50		1.50		(.60)
Year ended 8/31/2003		18.26	(.10)		3.80	3.70	-	-	-	21.96	20.26	2,762	1.55		1.55		(.52)
Class F:
Six months ended 2/29/2008	(5)	35.56	.20		(1.78)	(1.58)	(.37)	(2.06)	(2.43)	31.55	(4.79)	25,042	.63	(6)	.60	(6)	1.18	(6)
Year ended 8/31/2007		31.76	.32		4.87	5.19	(.29)	(1.10)	(1.39)	35.56	16.71	25,404	.63		.61		.95
Year ended 8/31/2006		29.37	.28		2.54	2.82	(.20)	(.23)	(.43)	31.76	9.62	17,613	.64		.61		.91
Year ended 8/31/2005		24.33	.20		4.94	5.14	(.10)	-	(.10)	29.37	21.18	12,122	.70		.68		.73
Year ended 8/31/2004		22.41	.04		1.90	1.94	(.02)	-	(.02)	24.33	8.66	7,237	.72		.72		.17
Year ended 8/31/2003		18.53	.05		3.87	3.92	(.04)	-	(.04)	22.41	21.22	3,721	.75		.75		.28
Class 529-A:
Six months ended 2/29/2008	(5)	35.62	.19		(1.79)	(1.60)	(.35)	(2.06)	(2.41)	31.61	(4.84)	2,798	.69	(6)	.66	(6)	1.12	(6)
Year ended 8/31/2007		31.81	.31		4.87	5.18	(.27)	(1.10)	(1.37)	35.62	16.66	2,725	.69		.66		.90
Year ended 8/31/2006		29.42	.27		2.54	2.81	(.19)	(.23)	(.42)	31.81	9.57	1,968	.68		.66		.86
Year ended 8/31/2005		24.38	.19		4.95	5.14	(.10)	-	(.10)	29.42	21.13	1,386	.73		.71		.69
Year ended 8/31/2004		22.47	.04		1.90	1.94	(.03)	-	(.03)	24.38	8.63	815	.74		.74		.16
Year ended 8/31/2003		18.56	.07		3.88	3.95	(.04)	-	(.04)	22.47	21.35	409	.67		.67		.36
Class 529-B:
Six months ended 2/29/2008	(5)	34.62	.05		(1.74)	(1.69)	(.08)	(2.06)	(2.14)	30.79	(5.21)	523	1.50	(6)	1.47	(6)	.31	(6)
Year ended 8/31/2007		30.97	.03		4.74	4.77	(.02)	(1.10)	(1.12)	34.62	15.69	534	1.51		1.48		.08
Year ended 8/31/2006		28.71	.01		2.48	2.49	-	(.23)	(.23)	30.97	8.68	424	1.52		1.50		.02
Year ended 8/31/2005		23.91	(.04)		4.84	4.80	-	-	-	28.71	20.08	335	1.59		1.57		(.16)
Year ended 8/31/2004		22.20	(.18)		1.89	1.71	-	-	-	23.91	7.70	219	1.62		1.62		(.72)
Year ended 8/31/2003		18.48	(.12)		3.84	3.72	-	-	-	22.20	20.13	120	1.66		1.66		(.63)
Class 529-C:
Six months ended 2/29/2008	(5)	34.62	.05		(1.74)	(1.69)	(.09)	(2.06)	(2.15)	30.78	(5.21)	866	1.50	(6)	1.47	(6)	.31	(6)
Year ended 8/31/2007		30.99	.03		4.74	4.77	(.04)	(1.10)	(1.14)	34.62	15.66	849	1.50		1.48		.08
Year ended 8/31/2006		28.72	.01		2.49	2.50	-	(.23)	(.23)	30.99	8.71	619	1.52		1.49		.03
Year ended 8/31/2005		23.91	(.04)		4.85	4.81	-	-	-	28.72	20.12	447	1.58		1.56		(.15)
Year ended 8/31/2004		22.21	(.17)		1.87	1.70	-	-	-	23.91	7.65	273	1.61		1.61		(.71)
Year ended 8/31/2003		18.48	(.12)		3.85	3.73	-	-	-	22.21	20.18	136	1.65		1.65		(.61)
Class 529-E:
Six months ended 2/29/2008	(5)	35.34	.14		(1.77)	(1.63)	(.25)	(2.06)	(2.31)	31.40	(4.95)	145	.99	(6)	.96	(6)	.82	(6)
Year ended 8/31/2007		31.58	.20		4.84	5.04	(.18)	(1.10)	(1.28)	35.34	16.29	143	.99		.97		.59
Year ended 8/31/2006		29.23	.17		2.52	2.69	(.11)	(.23)	(.34)	31.58	9.21	107	1.00		.97		.54
Year ended 8/31/2005		24.22	.10		4.92	5.02	(.01)	-	(.01)	29.23	20.73	76	1.06		1.04		.36
Year ended 8/31/2004		22.37	(.05)		1.90	1.85	-	-	-	24.22	8.27	44	1.09		1.09		(.19)
Year ended 8/31/2003		18.55	(.02)		3.87	3.85	(.03)	-	(.03)	22.37	20.78	23	1.11		1.11		(.08)

Class 529-F:
Six months ended 2/29/2008	(5)	$35.61	$.23		$(1.79)	$(1.56)	$(.42)	$(2.06)	$(2.48)	$31.57	(4.74)%	$85	.49%	(6)	.46%	(6)	1.31%	(6)
Year ended 8/31/2007		31.80	.37		4.87	5.24	(.33)	(1.10)	(1.43)	35.61	16.86	81	.49		.47		1.09
Year ended 8/31/2006		29.38	.33		2.53	2.86	(.21)	(.23)	(.44)	31.80	9.79	52	.50		.47		1.05
Year ended 8/31/2005		24.34	.19		4.94	5.13	(.09)	-	(.09)	29.38	21.12	30	.72		.70		.70
Year ended 8/31/2004		22.45	.02		1.89	1.91	(.02)	-	(.02)	24.34	8.53	16	.84		.84		.07
Period from 9/16/2002 to 8/31/2003		18.39	.03		4.06	4.09	(.03)	-	(.03)	22.45	22.27	5	.86	(6)	.86	(6)	.16	(6)
Class R-1:
Six months ended 2/29/2008	(5)	34.76	.06		(1.75)	(1.69)	(.13)	(2.06)	(2.19)	30.88	(5.18)	456	1.43	(6)	1.40	(6)	.38	(6)
Year ended 8/31/2007		31.13	.05		4.77	4.82	(.09)	(1.10)	(1.19)	34.76	15.79	408	1.43		1.40		.16
Year ended 8/31/2006		28.88	.03		2.49	2.52	(.04)	(.23)	(.27)	31.13	8.75	245	1.45		1.42		.11
Year ended 8/31/2005		24.02	(.01)		4.87	4.86	-	-	-	28.88	20.23	122	1.47		1.44		(.05)
Year ended 8/31/2004		22.28	(.15)		1.89	1.74	-	-	-	24.02	7.81	57	1.51		1.51		(.61)
Year ended 8/31/2003		18.53	(.11)		3.87	3.76	(.01)	-	(.01)	22.28	20.29	23	1.59		1.53		(.53)
Class R-2:
Six months ended 2/29/2008	(5)	34.84	.08		(1.75)	(1.67)	(.12)	(2.06)	(2.18)	30.99	(5.13)	2,736	1.36	(6)	1.33	(6)	.45	(6)
Year ended 8/31/2007		31.16	.05		4.77	4.82	(.04)	(1.10)	(1.14)	34.84	15.76	2,815	1.42		1.40		.16
Year ended 8/31/2006		28.86	.03		2.50	2.53	-	(.23)	(.23)	31.16	8.77	2,164	1.46		1.43		.09
Year ended 8/31/2005		24.01	(.01)		4.86	4.85	-	-	-	28.86	20.20	1,567	1.51		1.45		(.04)
Year ended 8/31/2004		22.26	(.14)		1.89	1.75	-	-	-	24.01	7.86	857	1.60		1.48		(.57)
Year ended 8/31/2003		18.53	(.10)		3.86	3.76	(.03)	-	(.03)	22.26	20.29	305	1.82		1.49		(.49)
Class R-3:
Six months ended 2/29/2008	(5)	35.23	.15		(1.77)	(1.62)	(.27)	(2.06)	(2.33)	31.28	(4.94)	13,953	.95	(6)	.92	(6)	.86	(6)
Year ended 8/31/2007		31.49	.21		4.83	5.04	(.20)	(1.10)	(1.30)	35.23	16.33	13,652	.96		.93		.63
Year ended 8/31/2006		29.15	.18		2.52	2.70	(.13)	(.23)	(.36)	31.49	9.30	9,724	.96		.94		.59
Year ended 8/31/2005		24.18	.12		4.91	5.03	(.06)	-	(.06)	29.15	20.83	6,389	.96		.94		.46
Year ended 8/31/2004		22.35	(.03)		1.88	1.85	(.02)	-	(.02)	24.18	8.28	3,148	1.05		1.05		(.14)
Year ended 8/31/2003		18.55	(.02)		3.86	3.84	(.04)	-	(.04)	22.35	20.75	743	1.11		1.11		(.11)
Class R-4:
Six months ended 2/29/2008	(5)	35.52	.20		(1.79)	(1.59)	(.35)	(2.06)	(2.41)	31.52	(4.82)	17,713	.68	(6)	.65	(6)	1.13	(6)
Year ended 8/31/2007		31.73	.31		4.85	5.16	(.27)	(1.10)	(1.37)	35.52	16.63	17,856	.68		.65		.91
Year ended 8/31/2006		29.35	.27		2.54	2.81	(.20)	(.23)	(.43)	31.73	9.60	12,558	.69		.66		.86
Year ended 8/31/2005		24.35	.19		4.94	5.13	(.13)	-	(.13)	29.35	21.15	8,032	.70		.68		.72
Year ended 8/31/2004		22.44	.05		1.90	1.95	(.04)	-	(.04)	24.35	8.70	3,320	.71		.71		.20
Year ended 8/31/2003		18.57	.05		3.87	3.92	(.05)	-	(.05)	22.44	21.19	401	.74		.74		.26
Class R-5:
Six months ended 2/29/2008	(5)	35.82	.25		(1.79)	(1.54)	(.46)	(2.06)	(2.52)	31.76	(4.66)	15,324	.38	(6)	.35	(6)	1.43	(6)
Year ended 8/31/2007		31.98	.41		4.89	5.30	(.36)	(1.10)	(1.46)	35.82	16.97	12,630	.38		.35		1.21
Year ended 8/31/2006		29.56	.37		2.55	2.92	(.27)	(.23)	(.50)	31.98	9.92	6,863	.39		.36		1.17
Year ended 8/31/2005		24.50	.28		4.97	5.25	(.19)	-	(.19)	29.56	21.52	3,204	.40		.38		1.02
Year ended 8/31/2004		22.52	.12		1.91	2.03	(.05)	-	(.05)	24.50	9.02	1,179	.41		.41		.50
Year ended 8/31/2003		18.58	.11		3.89	4.00	(.06)	-	(.06)	22.52	21.61	297	.43		.43		.56

		Year ended August 31
	Six months ended February 29, 2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	16%	26%	22%	20%	19%	25%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007, through February 29, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2007	Ending account value 2/29/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$952.10	$2.96	.61%
Class A -- assumed 5% return	1,000.00	1,021.83	3.07	.61
Class B -- actual return	1,000.00	948.62	6.59	1.36
Class B -- assumed 5% return	1,000.00	1,018.10	6.82	1.36
Class C -- actual return	1,000.00	948.38	6.78	1.40
Class C -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class F -- actual return	1,000.00	952.08	2.91	.60
Class F -- assumed 5% return	1,000.00	1,021.88	3.02	.60
Class 529-A -- actual return	1,000.00	951.62	3.20	.66
Class 529-A -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-B -- actual return	1,000.00	947.90	7.12	1.47
Class 529-B -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-C -- actual return	1,000.00	947.93	7.12	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-E -- actual return	1,000.00	950.48	4.66	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 529-F -- actual return	1,000.00	952.56	2.23	.46
Class 529-F -- assumed 5% return	1,000.00	1,022.58	2.31	.46
Class R-1 -- actual return	1,000.00	948.20	6.78	1.40
Class R-1 -- assumed 5% return	1,000.00	1,017.90	7.02	1.40
Class R-2 -- actual return	1,000.00	948.67	6.44	1.33
Class R-2 -- assumed 5% return	1,000.00	1,018.25	6.67	1.33
Class R-3 -- actual return	1,000.00	950.57	4.46	.92
Class R-3 -- assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-4 -- actual return	1,000.00	951.81	3.15	.65
Class R-4 -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class R-5 -- actual return	1,000.00	953.37	1.70	.35
Class R-5 -- assumed 5% return	1,000.00	1,023.12	1.76	.35

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008
(the most recent calendar quarter-end):
	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–4.63%	13.50%	2.27%
Not reflecting CDSC	0.06	13.74	2.27

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–0.94	13.68	4.99
Not reflecting CDSC	–0.00	13.68	4.99

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	0.80	14.59	5.84

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–5.06	13.20	6.64
Not reflecting maximum sales charge	0.74	14.55	7.68

Class 529-B shares† — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–4.76	13.34	6.75
Not reflecting CDSC	–0.07	13.58	6.75

Class 529-C shares† — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–1.00	13.59	6.76
Not reflecting CDSC	–0.07	13.59	6.76

Class 529-E shares*† — first sold 3/1/02	0.45	14.16	7.12

Class 529-F shares*† — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	0.97	14.63	12.70

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete February 29, 2008, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
>	The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-905-0408P

Litho in USA AGD/LPT/8084-S10062

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

February 29, 2008
 unaudited

Common stocks — 88.20%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.36%
Google Inc., Class A1	8,502,500	$4,006,208
Cisco Systems, Inc.[1]	140,853,500	3,432,600
Nokia Corp. (ADR)	48,697,174	1,753,585
Nokia Corp.[2]	46,628,000	1,678,221
Oracle Corp.[1]	171,433,700	3,222,954
Microsoft Corp.	117,815,000	3,206,924
Yahoo! Inc.[1]	64,738,000	1,798,422
Apple Inc.[1]	11,344,970	1,418,348
International Business Machines Corp.	10,095,000	1,149,417
Samsung Electronics Co., Ltd.[2]	1,559,169	915,672
Texas Instruments Inc.	27,699,000	829,862
Intel Corp.	38,270,000	763,486
EMC Corp.[1]	41,575,231	646,079
Linear Technology Corp.[3]	19,850,000	550,043
KLA-Tencor Corp.[3]	12,940,000	543,609
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	197,506,472	386,191
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,769,135	124,371
MasterCard Inc., Class A	2,500,000	475,000
Intuit Inc.[1,3]	16,825,000	446,872
Symantec Corp.[1]	25,800,000	434,472
Paychex, Inc.	13,325,000	419,204
Applied Materials, Inc.	20,750,000	397,777
Dell Inc.[1]	18,910,000	375,363
MEMC Electronic Materials, Inc.[1]	4,842,502	369,386
Hon Hai Precision Industry Co., Ltd.[2]	56,205,883	334,357
Maxim Integrated Products, Inc.[3]	17,025,000	311,047
Xilinx, Inc.	13,900,000	310,804
Flextronics International Ltd.[1]	28,450,464	288,488
Kyocera Corp.[2]	3,500,000	287,629
Accenture Ltd, Class A	7,525,000	265,256
ASML Holding NV (New York registered)[1]	8,555,555	206,018
ASML Holding NV1,2	2,440,000	58,965
ACTIVISION, Inc.[1]	9,650,000	262,962
Automatic Data Processing, Inc.	6,450,700	257,705
Iron Mountain Inc.[1]	7,750,000	233,120
Micron Technology, Inc.[1]	29,600,000	222,592
Analog Devices, Inc.	8,010,300	215,637
Tyco Electronics Ltd.	6,363,000	209,343
Corning Inc.	9,000,000	209,070
Motorola, Inc.	20,500,200	204,387
Microchip Technology Inc.	6,005,000	184,834
Altera Corp.	9,882,650	169,092
Nortel Networks Corp.[1]	18,248,700	156,939
Hirose Electric Co., Ltd.[2]	1,361,200	144,377
Canon, Inc.[2]	3,000,000	134,250
QUALCOMM Inc.	3,000,000	127,110
Foxconn Technology Co., Ltd.[2]	19,255,000	124,922
Lam Research Corp.[1]	3,000,000	120,720
Fiserv, Inc.[1]	2,250,000	118,395
Jabil Circuit, Inc.	8,200,000	105,944
High Tech Computer Corp.[2]	5,029,000	104,605
Comverse Technology, Inc.[1]	6,000,000	98,820
Advanced Micro Devices, Inc.[1]	12,740,000	91,855
Rohm Co., Ltd.[2]	1,082,000	78,606
AU Optronics Corp.[2]	35,696,537	68,595
Diebold, Inc.	2,000,000	48,240
Quanta Computer Inc.[2]	34,951,705	46,133
Murata Manufacturing Co., Ltd.[2]	550,000	29,607
Sun Microsystems, Inc.[1]	1,331,675	21,839
Western Union Co.	890,000	18,512
Teradyne, Inc.[1]	900,000	10,791
ProAct Holdings, LLC[1,2,4]	6,500,000	—
		35,225,632

ENERGY — 13.79%
Schlumberger Ltd.	45,614,440	3,943,368
Suncor Energy Inc.	18,451,161	1,908,870
EOG Resources, Inc.[3]	15,934,900	1,896,094
Devon Energy Corp.	17,759,900	1,824,297
Baker Hughes Inc.[3]	20,304,100	1,366,263
Transocean Inc.[1]	8,907,514	1,251,595
BG Group PLC[2]	46,516,737	1,096,068
Occidental Petroleum Corp.	11,330,000	876,602
Canadian Natural Resources, Ltd.	11,195,000	841,650
CONSOL Energy Inc.[3,4]	7,400,000	562,252
CONSOL Energy Inc.[3]	3,456,400	262,617
Petro-Canada	14,427,900	692,792
Smith International, Inc.	9,437,098	594,820
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	4,953,200	581,208
ConocoPhillips	7,024,900	581,029
OAO LUKOIL (ADR)[2]	7,237,000	535,093
Nexen Inc.	17,044,859	533,358
Noble Energy, Inc.	6,859,000	530,887
OAO Gazprom (ADR)[2]	10,066,800	508,757
Halliburton Co.	12,995,000	497,708
Newfield Exploration Co.[1,3]	8,264,800	457,705
BJ Services Co.[3]	16,248,800	421,494
Chevron Corp.	4,450,000	385,637
Diamond Offshore Drilling, Inc.	2,903,800	350,866
Imperial Oil Ltd.	6,091,854	343,680
Exxon Mobil Corp.	3,900,000	339,339
Anadarko Petroleum Corp.	5,000,000	318,700
Cameco Corp.	7,616,800	299,284
Tenaris SA (ADR)	6,270,000	278,701
Arch Coal, Inc.	4,800,000	245,232
Murphy Oil Corp.	2,318,000	186,321
Peabody Energy Corp.	2,830,000	160,235
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	142,900
Sasol Ltd.[2]	1,750,000	90,614
Patriot Coal Corp.[1,3]	1,658,000	89,035
Rowan Companies, Inc.	2,200,000	88,682
		25,083,753

CONSUMER DISCRETIONARY — 10.84%
Target Corp.[3]	44,784,502	2,356,113
Lowe’s Companies, Inc.[3]	96,114,400	2,303,862
Time Warner Inc.	106,794,000	1,667,054
News Corp., Class A	62,134,800	1,143,902
Carnival Corp., units	25,749,180	1,013,230
Best Buy Co., Inc.[3]	22,663,400	974,753
McDonald’s Corp.	17,116,200	926,158
Comcast Corp., Class A1	37,660,000	735,876
Comcast Corp., Class A, special nonvoting stock[1]	6,000,000	116,100
Las Vegas Sands Corp.[1]	9,608,121	800,356
Kohl’s Corp.[1,3]	15,900,000	706,596
Johnson Controls, Inc.	20,140,400	661,814
International Game Technology	13,814,101	623,707
Time Warner Cable Inc., Class A1	22,175,000	605,377
YUM! Brands, Inc.	16,806,000	578,967
MGM Mirage, Inc.[1]	8,931,240	550,075
Liberty Media Holding Corp., Liberty Interactive, Series A1,3	31,117,500	446,847
Garmin Ltd.	6,540,000	383,963
CarMax, Inc.[1,3]	13,600,000	249,696
Shaw Communications Inc., Class B, nonvoting	12,000,000	233,760
Starbucks Corp.[1]	13,000,000	233,610
Limited Brands, Inc.	15,130,000	230,732
Magna International Inc., Class A	2,870,000	210,113
Ford Motor Co.[1]	30,000,000	195,900
Fortune Brands Inc.	3,000,000	194,940
Nikon Corp.[2]	6,856,000	192,307
Harman International Industries, Inc.[3]	4,078,900	168,051
Toyota Motor Corp.[2]	2,730,000	148,546
Ross Stores, Inc.	5,067,000	141,116
Williams-Sonoma, Inc.[3]	5,920,000	138,291
Royal Caribbean Cruises Ltd.	3,250,000	113,783
TJX Companies, Inc.	3,000,000	96,000
SEGA SAMMY HOLDINGS INC.[2]	8,425,000	92,725
DreamWorks Animation SKG, Inc., Class A1	3,500,000	88,830
Harley-Davidson, Inc.	2,109,500	78,389
Gentex Corp.	4,600,000	74,152
Boyd Gaming Corp.	3,458,500	72,940
Lennar Corp., Class A	3,500,000	65,135
Brinker International, Inc.	3,000,000	55,320
XM Satellite Radio Holdings Inc., Class A1	3,835,000	45,253
		19,714,339

HEALTH CARE — 10.71%
Roche Holding AG2	17,890,000	3,512,266
Medtronic, Inc.	38,569,000	1,903,766
UnitedHealth Group Inc.	32,725,000	1,521,058
Eli Lilly and Co.	24,220,000	1,211,484
Genentech, Inc.[1]	14,330,000	1,085,498
Gilead Sciences, Inc.[1]	20,920,000	989,934
Stryker Corp.	13,274,400	864,296
Schering-Plough Corp.	28,944,800	628,102
Amgen Inc.[1]	12,746,300	580,212
Boston Scientific Corp.[1]	45,300,000	570,327
Cardinal Health, Inc.	9,375,000	554,438
Celgene Corp.[1]	9,800,000	552,426
Aetna Inc.	10,455,000	518,568
Novo Nordisk A/S, Class B2	7,527,400	515,803
Intuitive Surgical, Inc.[1]	1,500,000	422,880
Biogen Idec Inc.[1]	6,775,000	395,389
C. R. Bard, Inc.	3,749,500	355,415
Merck & Co., Inc.	7,500,000	332,250
McKesson Corp.	5,650,000	331,994
Teva Pharmaceutical Industries Ltd. (ADR)	6,599,307	323,828
Abbott Laboratories	5,500,000	294,525
Hospira, Inc.[1]	6,250,000	266,000
St. Jude Medical, Inc.[1]	5,100,000	219,198
Allergan, Inc.	3,440,000	203,751
Johnson & Johnson	3,050,000	188,978
AstraZeneca PLC (Sweden)[2]	4,778,000	180,595
Forest Laboratories, Inc.[1]	4,366,000	173,636
Endo Pharmaceuticals Holdings Inc.[1]	5,300,000	139,178
CIGNA Corp.	3,000,000	133,740
Wyeth	3,000,000	130,860
WellPoint, Inc.[1]	1,700,000	119,136
Cephalon, Inc.[1]	1,400,000	84,476
Covidien Ltd.	1,565,475	66,987
Affymetrix, Inc.[1]	2,000,000	38,360
Martek Biosciences Corp.[1]	1,273,800	36,507
APP Pharmaceuticals, Inc.[1]	2,200,000	24,728
Applera Corp., Celera group[1]	528,800	7,329
		19,477,918

FINANCIALS — 8.00%
Berkshire Hathaway Inc., Class A1	18,950	2,653,000
Citigroup Inc.	66,185,600	1,569,261
Fannie Mae[3]	52,203,870	1,443,437
American International Group, Inc.	29,475,200	1,381,208
JPMorgan Chase & Co.	18,340,000	745,521
Banco Bradesco SA, preferred nominative (ADR)	23,296,600	731,280
Freddie Mac	27,786,050	699,653
Bank of New York Mellon Corp.	14,017,838	614,963
Wells Fargo & Co.	14,800,000	432,604
American Express Co.	10,000,000	423,000
PNC Financial Services Group, Inc.	6,526,000	400,892
ICICI Bank Ltd.[2]	14,000,000	375,893
Marsh & McLennan Companies, Inc.	13,175,000	335,567
Mitsubishi Estate Co., Ltd.[2]	12,615,000	306,622
AFLAC Inc.	4,645,000	289,894
HDFC Bank Ltd.[2]	6,633,200	237,174
XL Capital Ltd., Class A	5,829,000	210,194
T. Rowe Price Group, Inc.	4,000,000	202,120
SunTrust Banks, Inc.	3,223,500	187,382
State Street Corp.	2,370,000	186,164
Marshall & Ilsley Corp.	7,399,998	171,680
AMP Ltd.[2]	21,000,000	155,742
Banco Bilbao Vizcaya Argentaria, SA2	7,000,000	144,927
AXIS Capital Holdings Ltd.	3,140,000	115,772
Zions Bancorporation	2,145,000	102,424
BOC Hong Kong (Holdings) Ltd.[2]	37,386,000	90,110
Credit Suisse Group[2]	1,300,000	63,816
Old Republic International Corp.	4,640,000	63,661
Protective Life Corp.	1,500,000	57,885
Popular, Inc.	4,000,000	44,160
OJSC VTB Bank (GDR)[1,2]	5,260,118	39,222
Umpqua Holdings Corp.	2,175,000	30,820
Willis Group Holdings Ltd.	900,000	29,565
Grupo Financiero Banorte, SAB de CV, Series O	4,951,100	19,848
		14,555,461

INDUSTRIALS — 6.90%
General Electric Co.	63,830,000	2,115,326
United Parcel Service, Inc., Class B	18,383,500	1,291,257
Caterpillar Inc.	16,166,000	1,169,287
Boeing Co.	12,400,000	1,026,596
General Dynamics Corp.	11,641,400	952,849
FedEx Corp.	9,730,000	857,505
Deutsche Post AG2	15,460,000	510,711
Mitsubishi Heavy Industries, Ltd.[2]	105,421,000	492,222
Southwest Airlines Co.	31,389,000	384,829
Lockheed Martin Corp.	3,330,000	343,656
Raytheon Co.	4,700,000	304,748
Illinois Tool Works Inc.	5,961,089	292,511
Tyco International Ltd.	6,863,000	274,932
Northrop Grumman Corp.	3,182,000	250,137
Union Pacific Corp.	2,000,000	249,520
Precision Castparts Corp.	2,157,000	238,111
United Technologies Corp.	3,340,000	235,503
Mitsubishi Corp.[2]	7,400,000	225,499
Robert Half International Inc.	7,940,800	214,005
Norfolk Southern Corp.	4,000,000	211,560
Burlington Northern Santa Fe Corp.	1,885,000	165,465
Allied Waste Industries, Inc.[1]	15,000,000	155,100
UAL Corp.[1]	5,000,000	151,500
Monster Worldwide, Inc.[1]	4,939,500	131,341
Bombardier Inc., Class B1	19,133,250	109,795
Continental Airlines, Inc., Class B1	3,400,000	82,212
Avery Dennison Corp.	1,598,000	82,009
JetBlue Airways Corp.[1]	6,216,000	33,877
		12,552,063

CONSUMER STAPLES — 6.71%
Altria Group, Inc.	28,536,700	2,087,174
PepsiCo, Inc.	23,800,000	1,655,528
Archer Daniels Midland Co.[3]	36,118,767	1,628,956
Coca-Cola Co.	27,405,000	1,602,096
Walgreen Co.	28,341,100	1,034,734
Avon Products, Inc.	18,575,000	706,965
Colgate-Palmolive Co.	6,638,700	505,139
Groupe Danone SA2	6,335,000	498,199
Wm. Wrigley Jr. Co.	7,762,500	464,663
Bunge Ltd.	3,500,000	387,940
L’Oréal SA2	3,115,000	369,333
Kerry Group PLC, Class A2,3	8,965,824	282,031
Wal-Mart Stores, Inc.	4,450,000	220,676
Whole Foods Market, Inc.	5,549,600	195,068
IAWS Group PLC[2]	6,175,000	125,155
SYSCO Corp.	4,404,100	123,579
Constellation Brands, Inc., Class A1	6,200,000	119,102
Diageo PLC[2]	4,000,000	81,695
General Mills, Inc.	1,235,000	69,148
C&C Group PLC[2]	6,000,000	40,794
		12,197,975

MATERIALS — 5.42%
Barrick Gold Corp.	32,175,000	1,671,491
Syngenta AG1,2,3	5,200,000	1,490,714
Potash Corp. of Saskatchewan Inc.	7,218,500	1,147,020
Newmont Mining Corp.	16,898,000	864,671
USX Corp.[3]	6,957,000	754,487
Rio Tinto PLC[2]	6,172,960	691,836
Monsanto Co.	5,245,900	606,846
CRH PLC[2]	15,311,798	569,777
BHP Billiton Ltd.[2]	10,215,000	375,357
Freeport-McMoRan Copper & Gold Inc.	3,633,000	366,424
Sigma-Aldrich Corp.	5,455,000	300,134
Newcrest Mining Ltd.[2]	7,110,886	248,779
Vulcan Materials Co.	2,750,000	192,775
Israel Chemicals Ltd.[2]	12,700,000	175,288
Alcoa Inc.	4,000,000	148,560
Sealed Air Corp.	4,758,900	115,213
Norsk Hydro ASA (ADR)[2]	7,839,000	111,162
Kuraray Co., Ltd.[2]	2,290,000	27,246
Dow Chemical Co.	306,900	11,567
		9,869,347

TELECOMMUNICATION SERVICES — 1.31%
Sprint Nextel Corp., Series 1[3]	180,002,450	1,279,817
Qwest Communications International Inc.[3]	121,418,000	655,657
KDDI Corp.[2]	43,000	260,131
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	99,264
Verizon Communications Inc.	2,584,350	93,864
Embarq Corp.	85,000	3,565
Broadview Networks Holdings, Inc., Class A1,2,4	31,812	—
		2,392,298

UTILITIES — 0.40%
Questar Corp.	4,950,000	273,488
Veolia Environnement[2]	2,650,000	236,014
NRG Energy, Inc.[1]	5,290,700	218,347
		727,849

MISCELLANEOUS — 4.76%
Other common stocks in initial period of acquisition		8,657,265

Total common stocks (cost: $132,993,102,000)		160,453,900

		Market value
Preferred stocks — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,2,4	1,272	$583

Total preferred stocks (cost: $21,000,000)		583

Convertible securities — 0.40%

FINANCIALS — 0.27%
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares[2,4]	5,140,000	255,715
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[2,4]	3,750,000	186,562
Citigroup Inc., Series T, 6.50% convertible preferred depositary shares	1,120,000	55,720
		497,997

MISCELLANEOUS — 0.13%
Other convertible securities in initial period of acquisition		228,383

Total convertible securities (cost: $731,675,000)		726,380

	Principal amount
Bonds & notes — 0.07%	(000)

CONSUMER DISCRETIONARY — 0.06%
Delphi Automotive Systems Corp. 6.55% 2006[5]	$58,190	21,821
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	7,500
Delphi Corp. 6.50% 2013[5]	53,500	19,528
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	8,470
Harrah’s Operating Co., Inc. 10.75% 2016[6]	60,000	52,725
		110,044

TELECOMMUNICATION SERVICES — 0.01%
Level 3 Financing, Inc. 12.25% 2013	7,950	7,433

Total bonds & notes (cost: $189,718,000)		117,477

Short-term securities — 11.12%

Federal Home Loan Bank 2.37%–4.86% due 3/5–9/15/2008	4,313,695	4,289,441
U.S. Treasury Bills 2.035%–4.181% due 3/6–7/31/2008	4,161,350	4,146,874
Freddie Mac 2.45%–4.633% due 3/3–9/9/2008	3,522,351	3,504,501
Fannie Mae 2.55%–4.30% due 3/4–6/20/2008[3]	2,286,191	2,276,941
General Electric Capital Services, Inc. 2.85%–4.61% due 4/8–6/18/2008	216,700	215,297
Edison Asset Securitization LLC 2.93%–3.83% due 3/25–6/9/2008[6]	152,301	151,411
General Electric Co. 4.13%–4.52% due 3/24–3/28/2008	100,000	99,767
General Electric Capital Corp. 4.61% due 4/4/2008	50,000	49,853
Federal Farm Credit Banks 2.35%–4.40% due 3/4–10/16/2008	513,500	509,520
Coca-Cola Co. 2.67%–4.25% due 3/4–5/16/2008[6]	445,300	443,361
AT&T Inc. 2.72%–2.89% due 3/26–5/22/2008[6]	371,700	370,027
Wal-Mart Stores Inc. 2.68%–3.10% due 3/18–5/5/2008[6]	356,700	355,514
International Bank for Reconstruction and Development 3.96%–4.20% due 3/12–4/29/2008	350,000	348,561
Bank of America Corp. 2.95%–4.915% due 3/14–5/21/2008	300,000	299,104
Ranger Funding Co. LLC 3.20% due 4/25/2008[6]	30,000	29,835
Procter & Gamble International Funding S.C.A. 2.75%–4.25% due 3/6–4/3/2008[6]	275,000	274,524
United Parcel Service Inc. 4.27%–4.40% due 3/11–5/21/2008[6]	230,900	230,186
JPMorgan Chase & Co. 2.82%–2.99% due 5/6–7/17/2008	175,000	173,412
Park Avenue Receivables Co., LLC 3.15%–3.80% due 4/16–4/22/2008[6]	57,000	56,707
Variable Funding Capital Corp. 3.21%–4.30% due 3/3–4/9/2008[6]	221,500	221,245
Pfizer Inc. 4.33%–4.41% due 5/22–6/13/2008[6]	191,000	189,457
CAFCO, LLC 3.12%–3.19% due 4/4–5/6/2008[6]	150,000	149,359
CIESCO LLC 3.24% due 4/4–5/6/2008[6]	35,000	34,806
International Lease Finance Corp. 2.83%–4.04% due 3/5–5/2/2008	170,000	169,573
Chevron Corp. 2.85%–2.90% due 3/18–3/25/2008	150,000	149,756
Chevron Funding Corp. 2.95% due 3/20/2008	10,000	9,984
Johnson & Johnson 2.66%–3.97% due 3/26–4/21/2008[6]	146,400	145,964
IBM International Group Capital LLC 2.72%–4.15% due 3/17–4/25/2008[6]	134,000	133,615
John Deere Capital Corp. 2.75%–4.05% due 3/11–5/9/2008[6]	114,000	113,452
Paccar Financial Corp. 2.70%–4.10% due 4/10–5/15/2008	108,200	107,654
Medtronic Inc. 2.75%–2.80% due 4/10–4/29/2008[6]	102,100	101,705
Union Bank of California, N.A. 4.58% due 3/12/2008	100,000	100,013
Anheuser-Busch Cos. Inc. 3.75%–4.17% due 3/14–3/19/2008[6]	100,000	99,817
Wells Fargo & Co. 2.82%–2.85% due 3/25–3/26/2008	100,000	99,799
Caterpillar Financial Services Corp. 2.70%–2.81% due 3/24–4/21/2008	75,935	75,702
Hewlett-Packard Co. 2.82% due 4/9–4/11/2008[6]	75,000	74,758
Private Export Funding Corp. 2.69%–4.30% due 3/26–6/4/2008[6]	75,000	74,524
NetJets Inc. 2.75%–3.75% due 3/4–4/29/2008[6]	51,400	51,217
FCAR Owner Trust I 5.65% due 3/11/2008	50,000	49,927
Walt Disney Co. 2.71% due 5/28/2008	50,000	49,622
PepsiCo Inc. 2.70% due 4/7/2008[6]	45,000	44,872
Honeywell International Inc. 2.83%–3.90% due 3/10–3/20/2008[6]	44,500	44,436
Harley-Davidson Funding Corp. 2.83% due 3/27–3/28/2008[6]	30,000	29,935
Abbott Laboratories 2.90% due 3/12/2008[6]	25,000	24,976
HSBC Finance Corp. 2.98% due 3/20/2008	25,000	24,959
Genentech, Inc. 2.88% due 3/26/2008[6]	23,700	23,651
Estée Lauder Companies Inc. 2.80% due 3/25/2008[6]	15,000	14,971

Total short-term securities (cost: $20,212,690,000)		20,234,585

Total investment securities (cost: $154,148,185,000)		181,532,925
Other assets less liabilities		385,002

Net assets		$181,917,927

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in
 "Miscellaneous," was $22,390,965,000.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
 Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

CONSOL Energy Inc.	10/2/2003	$67,784	$562,252	.31%
Citigroup Inc., Series J, 7.00%, noncumulative
convertible preferred depositary shares	1/15/2008	257,000	255,715	.14
Citigroup Inc., Series D, 7.00%, noncumulative
convertible preferred	1/15/2008	187,500	186,562	.10
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	583	.00
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
ProAct Holdings, LLC	1/4/2005	162	—	.00

Total restricted securities		$533,446	$1,005,112	.55%

5Scheduled interest and/or principal payment was not received.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,537,050,000, which represented 1.94% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-905-0408O-S10874

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 8, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 8, 2008